Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management
Financial risk management

24. Financial risk management

24.1. Market risks

The Company is not significantly exposed to market risks such as interest rate risk, foreign currency risks and other market risks that may impact the fair value or future cash flows of its financial instruments. As such, sensitivity analysis is not provided.

24.2. Interest rate risk

The Company is only subject to changes in variable interest rates on cash and cash equivalents. The Company is not subject to immediate changes in interest rates from borrowings.

24.3. Foreign exchange risk

The Group does not currently have any customers and purchases the majority of its materials and services in Euros, which is the functional currency of the Group entities. The Group is however exposed to limited purchase contracts in USD, CHF, and GBP. On that basis, the Group is not subject to significant foreign exchange risks. Any purchases in foreign currencies are settled at the spot rate at the time of payment, which is within one month of the invoice date. As such, sensitivity analysis is not provided.

24.4. Liquidity risk

The Company manages liquidity risk by maintaining adequate reserves, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities. The Company’s main sources of cash inflows are through capital increases and government grants. All cash is held in immediately accessible current accounts with reputable banks and, if deemed appropriate, term deposit accounts with maturity of one year or less in duration and money market funds that are readily convertible to cash and subject to a marginal risk of changes in value. The Company does not have any unused credit lines available.

24.5. Credit risk

Credit risk is the risk that third parties may not meet their contractual obligations resulting in a loss for the Group. The Group is exposed to credit risk from its operating activities, which are currently only cash held, short-term deposits and money market funds with high-creditworthy financial institutions. The Group limits this exposure by contracting with credit-worthy business partners or with financial institutions which meet high credit rating requirements. Grant receivables are from the government and are considered a very low credit risk.